Statements of Net Assets Available for Benefits - EBP 078 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 2,121,268,007	$ 1,645,001,587
Fully benefit-responsive investment contract, at contract value	109,831,367	129,734,310
Plan interest in the AMETEK, Inc. Master Trust, at fair value	0	152,693,316
Total investments	2,231,099,374	1,927,429,213
Receivables:
Employer contributions	8,218,000	0
Notes receivable from participants	22,560,622	17,106,302
Total receivables	30,778,622	17,106,302
Net assets available for benefits	$ 2,261,877,996	$ 1,944,535,515